Cover	Sep. 26, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2019
Entity File Number	001-00035
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	41 Farnsworth Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.06 per share
Trading Symbol	GE
Security Exchange Name	NYSE
Notes Due 2022 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	GE22A
Security Exchange Name	NYSE
Notes Due 2025 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE25
Security Exchange Name	NYSE
Notes Due 2029 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE29
Security Exchange Name	NYSE
Notes Due 2037 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE37
Security Exchange Name	NYSE
Notes Due 2023 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE23E
Security Exchange Name	NYSE
Notes Due 2027 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE27E
Security Exchange Name	NYSE